Deposits	9 Months Ended
Jul. 31, 2022
Deposits
Deposits
NOTE 11:  DEPOSITS
Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal and are in general chequing accounts. Notice deposits are those for which the Bank can legally require notice prior to withdrawal and are in general savings accounts. Term deposits are payable on a given date of maturity and are purchased by customers to earn interest over a fixed period, with terms ranging from one day to ten years and generally include fixed term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at July 31, 2022, was $380 billion (October 31, 2021 – $283 billion).
Deposits

(millions of Canadian dollars)	As at
	By Type			By Country			July 31 2022	October 31 2021
	Demand	Notice	Term 1	Canada	United States	International	Total	Total
Personal	$22,867	$579,952	$62,461	$314,419	$350,861	$–	$665,280	$633,498
Banks	10,810	214	19,377	19,129	8,069	3,203	30,401	20,917
Business and government 2	132,202	203,592	170,261	353,337	151,039	1,679	506,055	470,710
	165,879	783,758	252,099	686,885	509,969	4,882	1,201,736	1,125,125
Trading	–	–	18,604	12,366	2,553	3,685	18,604	22,891
Designated at fair value through profit or loss 3	–	–	139,753	37,001	54,465	48,287	139,753	113,905
Total	$165,879	$783,758	$410,456	$736,252	$566,987	$56,854	$1,360,093	$1,261,921
Non-interest-bearing deposits included above
In domestic offices							$74,045	$72,705
In foreign offices							87,659	82,756
Interest-bearing deposits included above
In domestic offices							662,207	626,562
In foreign offices							528,211	479,890
U.S. federal funds deposited							7,971	8
Total 2,4							$1,360,093	$1,261,921

1
Includes $75.6 billion (October 31, 2021 – $43.1 billion) of senior debt which is subject to the bank recapitalization
“bail-in”
regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

2	Includes $31.5 billion relating to covered bondholders (October 31, 2021 – $25.1 billion) and nil (October 31, 2021 – $0.5 billion) due to TD Capital Trust lV.
3
Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet also includes $51.7 million (October 31, 2021 – $83.3 million) of loan commitments, financial guarantees, and other liabilities designated at FVTPL.

4	Includes deposits of $779.5 billion (October 31, 2021 – $719.8 billion) denominated in U.S. dollars and $68.9 billion (October 31, 2021 – $43.6 billion) denominated in other foreign currencies.
Redemption of TD Capital Trust IV Notes – Series 2
On November 1, 2021, TD Capital Trust IV redeemed all of the outstanding $450 million TD Capital Trust IV Notes – Series 2.
The proceeds from the issuance of TD Capital Trust IV Notes – Series 2 were invested in Bank deposit notes which were redeemed on November 1, 2021. On December 8, 2021, TD Capital Trust IV was dissolved.